Note 13 - Pension Plans and Other Postretirement Benefits - Assumption Used (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Pension Plan [Member]
Weighted average rate of future compensation increase	3.00%	3.00%
Spire Alabama Inc [Member] | Pension Plan [Member]
Weighted average rate of future compensation increase	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	7.25%
Weighted average discount rate		3.10%	2.95%
Spire Alabama Inc [Member] | Pension Plan [Member] | Maximum [Member]
Weighted average discount rate	3.10%	2.95%	3.25%
Weighted average discount rate	5.70%	3.10%
Spire Alabama Inc [Member] | Pension Plan [Member] | Minimum [Member]
Weighted average discount rate	3.00%	2.80%	3.20%
Weighted average discount rate	5.65%	3.00%
Spire Alabama Inc [Member] | Other Postretirement Benefits Plan [Member]
Weighted average discount rate	2.95%	2.75%	3.15%
Weighted average discount rate	5.80%	2.95%
Spire Alabama Inc [Member] | Other Postretirement Benefits Plan [Member] | Maximum [Member]
Expected long-term rate of return on plan assets	6.25%	6.25%	6.25%
Spire Alabama Inc [Member] | Other Postretirement Benefits Plan [Member] | Minimum [Member]
Expected long-term rate of return on plan assets	5.00%	5.00%	5.00%
Spire Missouri East [Member] | Pension Plan [Member]
Weighted average discount rate	3.00%	2.85%	3.20%
Weighted average discount rate	5.70%	3.00%
Spire Missouri East [Member] | Other Postretirement Benefits Plan [Member]
Weighted average rate of future compensation increase	3.00%	3.00%
Spire Missouri [Member] | Pension Plan [Member]
Weighted average rate of future compensation increase	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	7.25%
Weighted average discount rate		3.00%	2.85%
Spire Missouri [Member] | Other Postretirement Benefits Plan [Member]
Weighted average discount rate	2.95%	2.75%	3.15%
Weighted average rate of future compensation increase	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	5.75%	5.75%	6.25%
Weighted average discount rate	5.80%	2.95%
Spire Missouri West [Member] | Pension Plan [Member]
Weighted average discount rate	3.00%	2.75%	3.15%
Weighted average discount rate	5.80%	3.00%
Spire Alabama or Spire Missouri [Member] | Pension Plan [Member]
Cash balance interest crediting rate - Spire Alabama / Spire Missouri	4.25%	4.25%